Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000251727 [Member]
Shareholder Report [Line Items]
Fund Name	iShares A.I. Innovation and Tech Active ETF
Class Name	iShares A.I. Innovation and Tech Active ETF
Trading Symbol	BAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares A.I. Innovation and Tech Active ETF (the “Fund”) for the period of October 21, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares A.I. Innovation and Tech Active ETF	$27(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period beginning with the Fund’s October 21, 2024 inception and ended April 30, 2025, the Fund returned (9.62)%.
  For the same period, the S&P 500® Index returned (4.22)% and the Morningstar Global Artificial Intelligence Select Index returned (9.23)%.
What contributed to performance?
Positive contributions were led by software company Palantir Technologies, which has seen accelerating revenue growth driven largely by strong demand from government agencies for its AI analytics models. Internet company Reddit was another standout contributor. Results for the operator of digital communities have benefited from strong user engagement and positive business fundamentals driven by the low capital intensity and high scalability of its platform.
What detracted from performance?
Within IT hardware, shares of Asia Vital Components declined sharply during the period as sentiment around the Taiwanese computer cooling solutions company suffered from tariff concerns. Shares of data storage and retrieval software company MongoDB also moved notably lower in early 2025 following weaker-than-expected earnings guidance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 21, 2024 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Performance Inception Date	Oct. 21, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 130,179,767
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 189,014
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$130,179,767
Number of Portfolio Holdings	41
Net Investment Advisory Fees	$189,014
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	70.8%
Communication Services	14.9%
Industrials	6.2%
Consumer Discretionary	6.0%
Utilities	1.1%
Health Care	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.4%
Microsoft Corp.	7.5%
Broadcom Inc.	7.3%
Meta Platforms Inc., Class A	7.1%
Snowflake Inc., Class A	4.2%
Amazon.com Inc.	3.8%
SAP SE	3.4%
Oracle Corp.	3.3%
CyberArk Software Ltd.	2.7%
Thomson Reuters Corp.	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.4%
Microsoft Corp.	7.5%
Broadcom Inc.	7.3%
Meta Platforms Inc., Class A	7.1%
Snowflake Inc., Class A	4.2%
Amazon.com Inc.	3.8%
SAP SE	3.4%
Oracle Corp.	3.3%
CyberArk Software Ltd.	2.7%
Thomson Reuters Corp.	2.6%
(a)	Excludes money market funds.

C000251728 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Technology Opportunities Active ETF
Class Name	iShares Technology Opportunities Active ETF
Trading Symbol	TEK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Technology Opportunities Active ETF (the “Fund”) for the period of October 21, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Technology Opportunities Active ETF	$38(a)	0.75%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 38	[3]
Expense Ratio, Percent	0.75%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period beginning with the Fund’s October 21, 2024 inception and ended April 30, 2025, the Fund returned (8.09)%.
  For the same period, the MSCI All Country World Index returned (1.64)% and the MSCI ACWI Information Technology 10/40 Index returned (6.59)%.
What contributed to performance?
Positive contributions to performance were led by internet company, Spotify Technology. Shares of the music and podcast streaming platform provider surged over the period, driven by strong revenue growth, record profit margins, and the successful integration of AI technologies to further personalize user experiences. Shares of Nintendo also rose sharply over the period on optimism around the gaming company’s promising product pipeline and resilient customer demand.
What detracted from performance?
Shares of datacenter hardware company Vertiv struggled during the period as U.S. tariff announcements weighed on the stock. Shares of data storage and retrieval software company MongoDB also moved notably lower in early 2025 following weaker-than-expected earnings guidance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 21, 2024 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Performance Inception Date	Oct. 21, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 19,378,677
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 64,540
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,378,677
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$64,540
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	71.5%
Communication Services	12.6%
Consumer Discretionary	6.2%
Financials	5.0%
Industrials	4.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	12.3%
Microsoft Corp.	8.8%
Apple Inc.	7.5%
Broadcom Inc.	6.5%
Meta Platforms Inc., Class A	5.2%
Amazon.com Inc.	3.1%
Cadence Design Systems Inc.	3.0%
Oracle Corp.	2.8%
SAP SE	2.4%
Mastercard Inc., Class A	2.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	12.3%
Microsoft Corp.	8.8%
Apple Inc.	7.5%
Broadcom Inc.	6.5%
Meta Platforms Inc., Class A	5.2%
Amazon.com Inc.	3.1%
Cadence Design Systems Inc.	3.0%
Oracle Corp.	2.8%
SAP SE	2.4%
Mastercard Inc., Class A	2.3%
(a)	Excludes money market funds.

C000249930 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Growth Active ETF
Class Name	iShares Large Cap Growth Active ETF
Trading Symbol	BGRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Growth Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Growth ETF) for the period of June 4, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Growth Active ETF	$51(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 51	[5]
Expense Ratio, Percent	0.55%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period beginning with the Fund’s June 4, 2024 inception and ended April 30, 2025, the Fund returned 3.35%.
  For the same period, the Russell 1000® Index returned 6.77% and the Russell 1000® Growth Index returned 7.05%.
What contributed to performance?
U.S. equities were volatile in the face of elevated uncertainty stemming from geopolitical conflicts, shifting expectations for growth and interest rates, and the potential impact of tariffs on corporate profit margins and global trade. That said, the U.S. economy entered the period on solid footing with strong corporate and household balance sheets, high corporate profit margins, and a healthy labor market.
Positive contributions to the Fund’s performance over the period were led by positioning in the financials, communication services and materials sectors. In financials, holdings in the financial services industry proved beneficial, most notably exposure to a card services company. In communication services, positioning in entertainment was the most additive, led by exposure to a streaming company. Finally, in materials, positioning in the chemicals industry contributed, led by a position in a paint company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and information technology sectors. In real estate, positioning in the management and development industry detracted, most notably exposure to a provider of commercial real estate data analytics. In information technology, investment decisions in software weighed on return, most notably a position in an advertising technology company. There were no other sector level detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 4, 2024 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Performance Inception Date	Jun. 04, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,356,010
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 30,781
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,356,010
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$30,781
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	42.7%
Communication Services	16.0%
Consumer Discretionary	15.2%
Health Care	9.3%
Financials	7.9%
Industrials	6.7%
Real Estate	1.3%
Materials	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	10.6%
Amazon.com Inc.	10.1%
Microsoft Corp.	9.5%
Apple Inc.	7.5%
Meta Platforms Inc., Class A	6.5%
Broadcom Inc.	4.9%
Visa Inc., Class A	4.7%
Eli Lilly & Co.	4.4%
Netflix Inc.	4.2%
Cadence Design Systems Inc.	3.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	10.6%
Amazon.com Inc.	10.1%
Microsoft Corp.	9.5%
Apple Inc.	7.5%
Meta Platforms Inc., Class A	6.5%
Broadcom Inc.	4.9%
Visa Inc., Class A	4.7%
Eli Lilly & Co.	4.4%
Netflix Inc.	4.2%
Cadence Design Systems Inc.	3.3%
(a)	Excludes money market funds.

C000249928 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Long-Term U.S. Equity Active ETF
Class Name	iShares Long-Term U.S. Equity Active ETF
Trading Symbol	BELT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Long-Term U.S. Equity Active ETF (the “Fund”) (formerly known as BlackRock Long-Term U.S. Equity ETF) for the period of June 17, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Long-Term U.S. Equity Active ETF	$63(a)	0.75%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 63	[7]
Expense Ratio, Percent	0.75%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period beginning with the Fund’s June 17, 2024 inception and ended April 30, 2025, the Fund returned (7.13)%.
  For the same period, the S&P 500® Index returned 2.89%.
What contributed to performance?
Positive contributions were led by Howmet Aerospace. The manufacturer of aircraft components benefited from robust demand in the commercial and defense aerospace industries. Howmet reported strong results throughout the period, resulting in upgrades to its 2025 earnings expectations. Mastercard also performed well as the payment services company reported robust revenue and earnings growth during the period. The company had been successful in diversifying its sources of growth beyond the maturing cash-to-card market. Commercial heating, ventilation and air conditioning (“HVAC”) company Trane Technologies saw strong demand while executing well. The company was well-positioned within the HVAC industry, helping customers meet evolving building efficiency regulations.
What detracted from performance?
The largest detractors from performance over the period included Novo Nordisk. The biopharmaceutical company sold off sharply due to a disappointing readout from a weight loss drug trial in late 2024. The stock declined further as U.S. prescriptions for existing weight loss products failed to rebound even as shortages were resolved. The Fund exited the position as the 2031 patent expiration for the company’s existing weight loss products had the possibility to present a greater risk given the recent clinical trial result. Shares of Microsoft declined as investors worried about the outlook for artificial intelligence investment. These fears subsequently appeared to have been overblown as the company’s cloud business reported a strong acceleration late in the period. Entegris also performed below expecations as the supplier of materials to the semiconductor industry suffered from a protracted downturn in some of its end markets including consumer electronics and industrial production, leading to disappointing results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 17, 2024 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Performance Inception Date	Jun. 17, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 17, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,753,703
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 60,450
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,753,703
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$60,450
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.3%
Information Technology	19.0%
Financials	18.2%
Communication Services	16.6%
Consumer Discretionary	13.8%
Health Care	11.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Howmet Aerospace Inc.	9.6%
Microsoft Corp.	9.2%
Meta Platforms Inc., Class A	9.0%
Mastercard Inc., Class A	8.0%
Alphabet Inc., Class C	7.6%
S&P Global Inc.	5.5%
Trane Technologies PLC	4.9%
Cadence Design Systems Inc.	4.8%
SPDR S&P 500 ETF Trust	4.8%
Amazon.com Inc.	4.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Howmet Aerospace Inc.	9.6%
Microsoft Corp.	9.2%
Meta Platforms Inc., Class A	9.0%
Mastercard Inc., Class A	8.0%
Alphabet Inc., Class C	7.6%
S&P Global Inc.	5.5%
Trane Technologies PLC	4.9%
Cadence Design Systems Inc.	4.8%
SPDR S&P 500 ETF Trust	4.8%
Amazon.com Inc.	4.6%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since June 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On May 20, 2025, the Fund’s Board approved to change the name of the Fund from iShares Long-Term U.S. Equity Active ETF to iShares U.S. Select Equity Active ETF. In conjunction with the name change, the Fund’s principal investment strategies were amended to remove reliance on low portfolio turnover as part of the Fund’s long-term investment strategy. These changes became effective on June 17, 2025.

Material Fund Change Name [Text Block]	On May 20, 2025, the Fund’s Board approved to change the name of the Fund from iShares Long-Term U.S. Equity Active ETF to iShares U.S. Select Equity Active ETF.
Material Fund Change Strategies [Text Block]	In conjunction with the name change, the Fund’s principal investment strategies were amended to remove reliance on low portfolio turnover as part of the Fund’s long-term investment strategy. These changes became effective on June 17, 2025.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since June 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[6]	Annualized.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.